EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Other financial assets (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of financial assets [line items]
Other financial assets	¥ 61,662	$ 9,450	¥ 114,513
Other financial assets classified at FVTPL [member] | Money market funds [member]
Disclosure of financial assets [line items]
Other financial assets	0		6,660
Other financial assets classified at FVTPL [member] | Corporate wealth management products [member]
Disclosure of financial assets [line items]
Other financial assets	¥ 61,662		¥ 107,853